Account Payables and Accruals	6 Months Ended
Jun. 30, 2026
Account Payables and Accruals [Abstract]
ACCOUNT PAYABLES AND ACCRUALS	NOTE 6 – ACCOUNT PAYABLES AND ACCRUALS
	June 30,	December 31,
	2026	2025
Accrued expenses	396	398
Employee benefits	307	358
Other	34	22
	737	778